Segmented information	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segmented information
4.	Segmented information

At June 30, 2012 the Company has one reportable operating segment, being mineral exploration.

An operating segment is defined as a component of the Company:

  that engages in business activities from which it may earn revenues and incur expenses;

  whose operating results are reviewed regularly by the entity’s chief operating decision maker; and

  for which discrete financial information is available.

The Company operates in two geographical areas, being Canada, and Mexico. The following is an analysis of the Company’s assets by geographical area and reconciled to the Company’s consolidated financial statements:

	June 30,	June 30,	July 1,
	2012	2011	2010
	$	$	$
		(Note 15)	(Note 15)
Assets by geographic segment, at cost
Canada
Current assets	1,774,479	8,503,709	4,638,504
Equipment	69,185	49,782	61,346
	1,843,664	8,553,491	4,699,850

Mexico
Current assets	1,468,869	1,104,022	408,413
Equipment	529,169	499,302	436,614
Mineral interests	58,966,941	48,839,128	42,647,361
	60,964,979	50,442,452	43,492,388
	62,808,643	58,995,943	48,192,238